Trade receivables and other current assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	€ 1,837		€ 2,977
Prepaid expenses	1,925		3,195
Adjustments for decrease (increase) in other receivables	(620)	€ 157
Current advances to suppliers	1,300		1,100
Janssen Pharmaceutica NV
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	1,700
Suppliers
Disclosure of Trade Receivables and Other Current Assets
Adjustments for decrease (increase) in other receivables	200
Third party services
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	800	€ 1,100
Clinical products
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	46		600
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	€ 1,100		€ 1,200